Earnings per share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Earnings per share
8. Earnings per share
Basic
Basic earnings per share is calculated by dividing the profit or loss attributable to equity shareholders of the company (earnings) by the weighted average number of ordinary shares in issue during the year, excluding ordinary shares purchased by the company and held as treasury shares.
Diluted
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares to take account of all dilutive potential ordinary shares and adjusting the profit attributable, if applicable, to account for any tax consequences that might arise from conversion of those shares. A dilution is not calculated for a loss.

All figures in £ millions	2021	2020	2019
Earnings for the year	160	310	266
Non-controlling interest	(1)	—	(2)

Earnings attributable to equity shareholders	159	310	264

Weighted average number of shares (millions)	754.1	755.4	777.0
Effect of dilutive shares options (millions)	5.0	—	0.5
Weighted average number of shares (millions) for diluted earnings	759.1	755.4	777.5

Earnings per share (in pence per share)
Basic	21.1p	41.0p	34.0p
Diluted	20.9p	41.0p	34.0p